As filed with the U.S. Securities and Exchange Commission on October 29, 2021
1933 Act Registration File No. 333-215588
1940 Act File No. 811-23226

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	136	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	138	[X]

LISTED FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

(Registrant’s Telephone Number, including Area Code): (414) 765-6511

Kent P. Barnes, Secretary	Copy to:
Listed Funds Trust	Laura E. Flores
c/o U.S. Bancorp Fund Services, LLC	Morgan, Lewis & Bockius LLP
777 East Wisconsin Avenue, 10th Floor	1111 Pennsylvania Avenue, NW
Milwaukee, Wisconsin 53202	Washington, DC 20004-2541
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on November 25, 2021 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 117 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on August 18, 2021 and pursuant to Rule 485(a)(1) would have become effective on November 1, 2021.

This Post-Effective Amendment No. 136 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 25, 2021 as the new date upon which the Amendment shall become effective with respect to the Alpha Intelligent - Large Cap Value ETF, Alpha Intelligent - Large Cap Growth ETF, Alpha Intelligent - Mid Cap Value ETF, Alpha Intelligent - Mid Cap Growth ETF, Alpha Intelligent - Small Cap Value ETF and Alpha Intelligent - Small Cap Growth ETF.

This Post-Effective Amendment No. 136 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Alpha Intelligent - Large Cap Value ETF, Alpha Intelligent - Large Cap Growth ETF, Alpha Intelligent - Mid Cap Value ETF, Alpha Intelligent - Mid Cap Growth ETF, Alpha Intelligent - Small Cap Value ETF and Alpha Intelligent - Small Cap Growth ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on October 29, 2021.

Listed Funds Trust

By:	/s/ Kent P. Barnes
Kent P. Barnes
Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on October 29, 2021.

Signature	Title

*John L. Jacobs	Trustee
John L. Jacobs

*Koji Felton	Trustee
Koji Felton

*Pamela H. Conroy	Trustee
Pamela H. Conroy

*Paul R. Fearday	Trustee and Chairman
Paul R. Fearday

*Gregory C. Bakken	President and Principal Executive Officer
Gregory C. Bakken

* Travis G. Babich	Treasurer and Principal Financial Officer
Travis G. Babich

*By: /s/ Kent P. Barnes Kent P. Barnes, Attorney-in-Fact Pursuant to Powers of Attorney